WAVELENGTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

EXCHANGE-TRADED FUNDS - 86.5%	Shares	Value
Emerging Markets Debt - 16.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF	40,400	$ 3,828,708
VanEck Emerging Markets High Yield Bond ETF (a)	376,909	7,545,718
VanEck J.P. Morgan EM Local Currency Bond ETF	238,239	6,101,301
Vanguard Emerging Markets Government Bond ETF	59,724	3,938,200
		21,413,927
Master Limited Partnerships - 0.8%
Global X MLP ETF	18,373	1,052,957

Real Estate Investment Trusts (REITs) - 0.8%
Vanguard Real Estate ETF	11,187	1,078,874

U.S. Fixed Income - 68.8%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	181,199	3,379,361
Invesco Senior Loan ETF	809,701	16,655,549
iShares Broad USD High Yield Corporate Bond ETF	233,215	8,610,298
iShares Convertible Bond ETF	41,000	4,667,440
iShares National Muni Bond ETF (a)	28,187	2,962,454
iShares Preferred and Income Securities ETF (a)	111,381	3,390,438
iShares TIPS Bond ETF	79,111	8,450,637
State Street® SPDR® Bloomberg Convertible Securities ETF (a)	23,377	2,388,896
State Street® SPDR® Bloomberg Short-Term High Yield Bond ETF (a)	553,963	13,804,758
Vanguard Mortgage-Backed Securities ETF (a)	273,268	12,605,853
Vanguard Short-Term Inflation-Protected Securities ETF	291,156	14,461,718
		91,377,402

Total Exchange-Traded Funds (Cost $114,406,194)		$ 114,923,160

WAVELENGTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 12.1%	Shares	Value
DWS Government Money Market Series - Institutional Class, 3.64% (b)	4,034,496	$ 4,034,496
Fidelity Institutional Money Market Government Portfolio- Class I, 3.56% (b)	4,034,496	4,034,496
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class, 3.65% (b)	4,034,496	4,034,496
Invesco Treasury Portfolio - Institutional Class, 3.66% (b)	4,034,496	4,034,496
Total Money Market Funds (Cost $16,137,984)		$ 16,137,984

COLLATERAL FOR SECURITIES LOANED - 26.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.55% (b)(c) (Cost $34,678,071)	34,678,071	$ 34,678,071

Investments at Value - 124.7% (Cost $165,222,249)		$ 165,739,215

Liabilities in Excess of Other Assets - (24.7%)		(32,887,021)

Net Assets - 100.0%		$ 132,852,194

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of August 31, 2026 was $33,864,676.
(b)	The rate shown is the 7-day effective yield as of August 31, 2026.
(c)	This security was purchased with cash collateral held from securities on loan

WAVELENGTH FUND
SCHEDULE OF FUTURES CONTRACTS
August 31, 2026 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Index Futures
E-Mini Dow Jones Industrial Average Future	7	9/18/2026	$ 1,863,400	$ 7,604
E-Mini NASDAQ 100 Future	3	9/18/2026	1,770,780	9,458
E-Mini S&P 500 Future	6	9/18/2026	2,309,700	16,374
MSCI Emerging Markets Future	25	9/18/2026	2,138,875	(8,631)
Total Index Futures			8,082,755	24,805

Treasury Futures
10-Year U.S. Treasury Note Future	74	12/21/2026	7,966,563	(45,357)
2-Year U.S. Treasury Note Future	83	12/31/2026	17,034,453	(41,235)
5-Year U.S. Treasury Note Future	159	12/31/2026	16,806,797	(68,623)
U.S. Treasury Long Bond Future	26	12/21/2026	2,824,250	(17,826)
Total Treasury Futures			44,632,063	(173,041)

Total Futures Contracts			$ 52,714,818	$ (148,236)

The average monthly notional value of futures contracts during the period ended August 31, 2026 was $52,753,297.